Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Retained earnings	$ 364,000	$ 400,933
Voyage revenues	597,452	529,879	$ 529,182
Allowance for doubtful accounts receivable	0	0
Write-off amount in accounts receivable	$ 3,218	0
Vessels depreciation method	straight-line basis
Vessels impairment charge	$ 27,613	65,965	8,922
Vessels impairment charge	$ 18,661
Segment Reporting Information, Description of Vessels	2 LNG carriers
Number of Reportable Segments	1
Number of vessels under sale and leaseback transactions	2
Receivables	$ 40,342	35,351
Cumulative adjustment of the adoption of ASC 606
Adjustment in the opening balance of the retained earnings		1,311
Archangel, Alaska, Silia T and aframax tanker Izumo Princess
Vessels impairment charge	$ 7,952
First 15 years of vessel's life
Vessels dry-dock period	5 years
Remaining useful life of the vessels
Vessels dry-dock period	2 years 6 months
Voyage charters and contracts of affreightment
Voyage revenues	$ 215,197	184,779	196,590
Receivables	26,222	25,206
Hire arrangements
Voyage revenues	$ 382,255	$ 345,100	$ 332,592